Commitments and Contingencies	9 Months Ended
Sep. 30, 2024
Loss Contingencies [Line Items]
Commitments and Contingencies
11.	Commitments and Contingencies
Subordination payments
In connection with the October 2021 business acquisition of Hanging H Ranch, Inc., the Company agreed to pay one of the sellers $5.0 million as additional consideration over the next ten years on each anniversary of closing, beginning on October 14, 2022, and in exchange for the additional consideration, such seller agreed to subordinate its rights under a grazing lease to the rights of the Ag Loan lender. Following the retirement of the Ag Loan, the seller’s rights under the grazing lease were no longer subordinated.
On August 8, 2024, the Company entered into an agreement accelerating the remaining subordination payments and terminating the grazing lease for a total consideration of $5.8 million. On August 13, 2024, the existing liability balances on the condensed consolidated balance sheets as of August 8, 2024, consisting of $0.5 million within other current liabilities and $2.7 million within other long-term liabilities, were released. The incremental consideration of $2.6 million was recorded within general and administrative expense (income) on the condensed consolidated statements of operations.

As of December 31, 2023, $0.5 million was reflected within other current liabilities, with nothing reflected as of September 30, 2024 on the condensed consolidated balance sheets. As of December 31, 2023, $2.6 million was reflected within other long-term liabilities, with nothing reflected as of September 30, 2024 on the condensed consolidated balance sheets. These amounts as of December 31, 2023 represented the present value of the total $5.0 million in additional consideration.
Litigation
The Company records liabilities related to litigation and other legal proceedings when they are either known or considered probable and can be reasonably estimated. Legal proceedings are inherently unpredictable and subject to significant uncertainties, and significant judgment is required to determine both probability and the estimated amount. As a result of these uncertainties, any liabilities recorded are based on the best information available at the time. As any new information becomes available, the Company reassesses the potential liability related to pending litigation. As of September 30, 2024 and December 31, 2023, the Company recorded an immaterial amount in liabilities related to any legal matters.